Derivatives and Hedge Accounting Activities (Schedule of Offsetting Assets) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Offsetting Assets [Line Items]
Derivative assets, not subject to a master netting or similar arrangement	$ 201	$ 120
Virginia Electric and Power Company
Offsetting Assets [Line Items]
Derivative assets, not subject to a master netting or similar arrangement	$ 30	$ 29